Land, Buildings, Equipment and Software, Net - Depreciation Expense, Operating Lease Rent Expense, Minimum Operating Lease Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Land, Buildings and Equipment, Net [Abstract]
Depreciation expense	$ 452		$ 405		$ 379
Operating lease rent expense	646	[1]	681	[1]	632	[1]
Capital Leased Assets, Gross	80
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating Leases, Future Minimum Payments Due, Current	636
Operating Leases, Future Minimum Payments, Due in Two Years	425
Operating Leases, Future Minimum Payments, Due in Three Years	265
Operating Leases, Future Minimum Payments, Due in Four Years	157
Operating Leases, Future Minimum Payments, Due in Five Years	74
Operating Leases, Future Minimum Payments, Due Thereafter	$ 83

[1]	(1)We lease certain land, buildings and equipment, substantially all of which are accounted for as operating leases. Capital leased assets were less than $80 at December 31, 2012 and 2011, respectively.